    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 2006.

                                                                 No. 333-102228
                                                                  No. 811-21265
-------------------------------------------------------------------------------

                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                       ------------------------

                              FORM N-1A
                      REGISTRATION STATEMENT
                  UNDER THE SECURITIES ACT OF 1933                   / /
                    Pre-Effective Amendment No.                      / /
                  Post-Effective Amendment No. 107                   /X/
                                                                  and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                            ACT OF 1940
                         Amendment No. 109
                                                                     /X/
                    (Check appropriate box or boxes)
                       ------------------------

                POWERSHARES EXCHANGE-TRADED FUND TRUST
         (Exact Name of Registrant as Specified in Charter)

                      301 West Roosevelt Road
                         Wheaton, IL 60187
               (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (800) 983-0903

           H. Bruce Bond                             With a copy to:
      301 West Roosevelt Road                       Stuart M. Strauss
         Wheaton, IL 60187                        Clifford Chance US LLP
(Name and Address of Agent for Service)            31 West 52nd Street
                                                    New York, NY 10019


           APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  It is proposed that this filing will become effective (check appropriate box)
          immediately upon filing pursuant to paragraph (b) of Rule 485.
---------
    X     on January 10, 2007 pursuant to paragraph (b) of Rule 485.
---------
          60 days after filing pursuant to paragraph (a)(1) of Rule 485.
---------
          on [date] pursuant to paragraph (a) of Rule 485.
---------
          75 days after filing pursuant to paragraph (a)(2) of Rule 485.
---------
          on [date] pursuant to paragraph (a) of Rule 485.
---------

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 100 to its Registration Statement until January 10, 2007. Parts A, B and C of Registrant's Post-Effective Amendment No. 100 under the Securities Act of 1933 and Amendment No. 102 under the Investment Company Act of 1940, filed on November 28, 2006, are incorporated by reference herein.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 20th day of December, 2006.

                                PowerShares Exchange-Traded Fund Trust

                                By:  /s/ Harold Bruce Bond
                                     ---------------------
                                     Title: Harold Bruce Bond, President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.


           SIGNATURE                      TITLE                      DATE
/s/ Harold Bruce Bond             President and Chairman      December 20, 2006
---------------------------
Harold Bruce Bond

/s/ Bruce Duncan                  Chief Financial Officer     December 20, 2006
---------------------------       and Treasurer
Bruce Duncan

*/s/ Ronn R. Bagge                Trustee                     December 20, 2006
---------------------------
Ronn R. Bagge

*/s/ Mark M. Kole                 Trustee                     December 20, 2006
---------------------------
Mark M. Kole

*/s/ D. Mark McMillan             Trustee                     December 20, 2006
---------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum           Trustee                     December 20, 2006
---------------------------
Philip M. Nussbaum

*/s/ Donald S. Wilson             Trustee                     December 20, 2006
---------------------------
Donald S. Wilson

*By: /s/ Stuart M. Strauss
---------------------------
Stuart M. Strauss
Attorney-In-Fact

                                        2